Loans - Summary of Allowance for Credit Losses under IFRS 9 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	$ 1,741
Balance at end of year	2,044	$ 1,741
Loans	1,915	1,639
Undrawn credit facilities and other off-balance sheet exposures	129	102
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	214	222
Originations net of repayments and other derecognitions	(30)	(12)
Changes in model	(13)	21
Net remeasurement	85	48
Provision for (reversal of) credit losses	42	57
Write-offs	(29)	(54)
Recoveries	2
Interest income on impaired loans	(17)	(10)
Foreign exchange and other	(1)	(1)
Balance at end of year	211	214
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	498	476
Originations net of repayments and other derecognitions	(5)	7
Changes in model	16	(2)
Net remeasurement	398	331
Provision for (reversal of) credit losses	409	336
Write-offs	(395)	(368)
Recoveries	62	58
Interest income on impaired loans	(5)	(3)
Foreign exchange and other	4	(1)
Balance at end of year	573	498
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	472	514
Originations net of repayments and other derecognitions	(50)	(24)
Changes in model	(12)	2
Net remeasurement	471	372
Provision for (reversal of) credit losses	409	350
Write-offs	(516)	(512)
Recoveries	117	120
Foreign exchange and other	3
Balance at end of year	485	472
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	557	588
Originations net of repayments and other derecognitions	(8)	(6)
Changes in model	4	(17)
Net remeasurement	430	150
Provision for (reversal of) credit losses	426	127
Write-offs	(190)	(116)
Recoveries	13	12
Interest income on impaired loans	(18)	(10)
Foreign exchange and other	(13)	(44)
Balance at end of year	775	557
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	499
Balance at end of year	586	499
Loans	526	450
Undrawn credit facilities and other off-balance sheet exposures	60	49
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	27	28
Originations net of repayments and other derecognitions	4	7
Changes in model	(2)	(2)
Net remeasurement	(41)	(25)
Transfers to 12-month ECL	42	20
Transfers to lifetime ECL performing	(3)	(1)
Provision for (reversal of) credit losses		(1)
Foreign exchange and other	1
Balance at end of year	28	27
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	190	164
Originations net of repayments and other derecognitions	45	34
Changes in model	(14)	(2)
Net remeasurement	(194)	(116)
Transfers to 12-month ECL	183	151
Transfers to lifetime ECL performing	(37)	(40)
Provision for (reversal of) credit losses	(17)	27
Foreign exchange and other	1	(1)
Balance at end of year	174	190
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	102	101
Changes in model	36
Net remeasurement	(190)	(143)
Transfers to 12-month ECL	229	179
Transfers to lifetime ECL performing	(33)	(35)
Provision for (reversal of) credit losses	42	1
Foreign exchange and other	1
Balance at end of year	145	102
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	180	234
Originations net of repayments and other derecognitions	32	19
Changes in model	0	(11)
Net remeasurement	(17)	(109)
Transfers to 12-month ECL	71	66
Transfers to lifetime ECL performing	(21)	(21)
Transfers to lifetime ECL credit-impaired	(2)	(1)
Provision for (reversal of) credit losses	63	(57)
Foreign exchange and other	(4)	3
Balance at end of year	239	180
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	760
Balance at end of year	812	760
Loans	745	707
Undrawn credit facilities and other off-balance sheet exposures	67	53
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	44	43
Originations net of repayments and other derecognitions	(11)	(6)
Changes in model	(6)	1
Net remeasurement	32	13
Transfers to 12-month ECL	(30)	(16)
Transfers to lifetime ECL performing	22	9
Transfers to lifetime ECL credit-impaired	(7)	(2)
Provision for (reversal of) credit losses		(1)
Foreign exchange and other	(1)	2
Balance at end of year	43	44
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	199	202
Originations net of repayments and other derecognitions	(50)	(22)
Changes in model	30
Net remeasurement	283	148
Transfers to 12-month ECL	(179)	(148)
Transfers to lifetime ECL performing	51	49
Transfers to lifetime ECL credit-impaired	(63)	(31)
Provision for (reversal of) credit losses	72	(4)
Foreign exchange and other		1
Balance at end of year	271	199
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	370	413
Originations net of repayments and other derecognitions	(50)	(24)
Changes in model	(48)	2
Net remeasurement	477	370
Transfers to 12-month ECL	(229)	(179)
Transfers to lifetime ECL performing	33	35
Transfers to lifetime ECL credit-impaired	(215)	(247)
Provision for (reversal of) credit losses	(32)	(43)
Foreign exchange and other	2
Balance at end of year	340	370
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	147	150
Originations net of repayments and other derecognitions	(19)	(10)
Changes in model	1	(7)
Net remeasurement	97	72
Transfers to 12-month ECL	(64)	(60)
Transfers to lifetime ECL performing	25	25
Transfers to lifetime ECL credit-impaired	(29)	(24)
Provision for (reversal of) credit losses	11	(4)
Foreign exchange and other		1
Balance at end of year	158	147
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	482
Balance at end of year	646	482
Loans	644	482
Undrawn credit facilities and other off-balance sheet exposures	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	143	151
Originations net of repayments and other derecognitions	(23)	(13)
Changes in model	(5)	22
Net remeasurement	94	60
Transfers to 12-month ECL	(12)	(4)
Transfers to lifetime ECL performing	(19)	(8)
Transfers to lifetime ECL credit-impaired	7	2
Provision for (reversal of) credit losses	42	59
Write-offs	(29)	(54)
Recoveries	2
Interest income on impaired loans	(17)	(10)
Foreign exchange and other	(1)	(3)
Balance at end of year	140	143
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	109	110
Originations net of repayments and other derecognitions		(5)
Net remeasurement	309	299
Transfers to 12-month ECL	(4)	(3)
Transfers to lifetime ECL performing	(14)	(9)
Transfers to lifetime ECL credit-impaired	63	31
Provision for (reversal of) credit losses	354	313
Write-offs	(395)	(368)
Recoveries	62	58
Interest income on impaired loans	(5)	(3)
Foreign exchange and other	3	(1)
Balance at end of year	128	109
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	184	145
Transfers to lifetime ECL credit-impaired	215	247
Provision for (reversal of) credit losses	399	392
Write-offs	(516)	(512)
Recoveries	117	120
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of year	230	204
Originations net of repayments and other derecognitions	(21)	(15)
Changes in model	3	1
Net remeasurement	350	187
Transfers to 12-month ECL	(7)	(6)
Transfers to lifetime ECL performing	(4)	(4)
Transfers to lifetime ECL credit-impaired	31	25
Provision for (reversal of) credit losses	352	188
Write-offs	(190)	(116)
Recoveries	13	12
Interest income on impaired loans	(18)	(10)
Foreign exchange and other	(9)	(48)
Balance at end of year	$ 378	$ 230